GRANITESHARES ETF TRUST

GRANITESHARES FUNDS	TICKER SYMBOL
GraniteShares YieldBOOST QBTS ETF	QBY

SUPPLEMENT DATED November 10, 2025

TO THE PROSPECTUS DATED SEPTEMBER 11, 2025

GraniteShares YieldBOOST QBTS ETF, a series of GraniteShares ETF Trust, is updating its ticker symbol from QBYY to QBY.

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Investors Should Retain This Supplement for Future Reference